Document and Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38665
Entity Registrant Name	CooTek(Cayman)Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	11F, T2, No.16
Entity Address, Address Line Two	Lane 399, Xinlong Road
Entity Address, Address Line Three	Minhang District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201101
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001734262
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Shandong Haoxin Certified Public Accountants Co., Ltd.
Auditor Firm ID	5035
Auditor Location	Weifang, the People’s Republic of China
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	11F, T2, No.16
Entity Address, Address Line Two	Lane 399, Xinlong Road
Entity Address, Address Line Three	Minhang District
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201101
Entity Address, Country	CN
Contact Personnel Name	Karl Kan Zhang
Contact Personnel Email Address	ir@cootek.com
Country Region	86
City Area Code	021
Local Phone Number	6485 6352
Ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	4,837,255,456
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	4,591,030,991
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	246,224,465